INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Supplier relationship	9,400	18,200
Software copyright	3,000	7,000
Others	5,952	10,002
Total intangible assets	18,352	35,202

Less: amortization	(8,403)	(14,023)
Net book value	9,949	21,179

Schedule of estimated amortization expense for intangible assets subject to amortization

As of
December 31,
2018
RMB
2019	6,877
2020	5,661
2021	3,850
2022	3,370
2023	1,421
21,179